13. STOCK OPTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
STOCK OPTIONS

On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 93,333 shares. On April 10, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 93,333 to 1,200,000. On August 7, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 1,200,000 to 2,000,000 to common shares. On January 23, 2019, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,200,000 to 2,500,000 to common shares. On May 22, 2019, the Compensation Committee approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,500,000 to 3,000,000 to common shares. There were options outstanding for the purchase of 4,891,334 common shares (including unearned stock option grants totaling 2,680,000 shares related to performance targets).

Determining Fair Value under ASC 718

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the six months ended March 31, 2020:

During the six months ended March 31, 2020, the Company granted stock option grants to executives, directors and consultants for 3,020,000 shares with an exercise price of $1.125 per share. The grants expire in five years and generally vest quarterly over four years. Stock option grants totaling 2,680,000 shares of common stock are performance stock option grants and are not vested until the performance is achieved.

During the six months ended March 31, 2020, two executives and three employees voluntarily cancelled stock option grants for 2,588,143 shares with an exercise price of $2.65 per share.

On November 9, 2019, a former employee exercised stock option grants on a cashless basis. The former employee received 73,191 shares of common stock for vested stock option grants totaling 93,750 shares. The stock option grant had an exercise price of $0.25 per share. The former employee forfeited stock option grants 226,809 at an exercise price of $0.25 per share, 150,000 at an exercise price of $1.28 per share and 130,000 at an exercise price of $1.50 per share.

There are currently 4,891,334 (including unearned stock option grants totaling 2,680,000 shares related to performance targets) options to purchase common stock at an average exercise price of $1.165 per share outstanding as of March 31, 2020 under the 2011 Stock Incentive Plan. The Company recorded $565,726 and $263,145 of compensation expense, net of related tax effects, relative to stock options for the six months ended March 31, 2020 and 2019 and in accordance with ASC 718. As of March 31, 2020, there is approximately $614,953, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.19 years.

Stock option activity for the six months ended March 31, 2020 and the years ended September 30, 2019 and 2018 was as follows:

	Options	Weighted Average Exercise Price	$
Outstanding as of September 30, 2017	15,404	$14.68	$226,059
Granted	2,180,000	1.683	3,668,500
Exercised	-	-	-
Forfeitures	(12,736)	14.764	(188,040)
Outstanding as of September 30, 2018	2,182,668	1.698	3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	2.025	9,180,369
Granted	3,020,000	1.125	3,397,600
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,588,143)	(2.650)	(6,859,712)
Outstanding as of March 31, 2020	4,891,334	$1.165	$5,699,959

The following table summarizes information about stock options outstanding and exercisable as of March 31, 2020:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exercisable	Exercisable
$0.25	230,000	3.21	$0.250	100,625	$0.250
1.10-1.25	2,940,000	4.60	1.37	233,854	1.096
1.28-1.50	1,610,000	4.60	1.31	498,438	1.296
1.79-2.25	110,000	4.39	1.01	40,000	1.153
13.50-15.00	1,334	0.19	13.50	1,334	13.500
	4,891,334	4.19	$1.165	874,251	$1.212

There were in the money stock option grants of 230,000 shares as of March 31, 2020 with an aggregate intrinsic value of $149,500.

On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 93,333 shares. On April 10, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 93,333 to 1,200,000. On August 7, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 1,200,000 to 2,000,000 to common shares. On January 23, 2019, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,200,000 to 2,500,000 to common shares. On May 22, 2019, the Compensation Committee approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,500,000 to 3,000,000 to common shares.

Determining Fair Value under ASC 718

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the year ended September 30, 2019:

On October 31, 2018, the Board awarded stock option grants to two directors to acquire 50,000 shares each of the Company’s common stock. The grants had an exercise price of $3.03 per share and expire on October 31, 2023. The grants vested immediately.

On October 31, 2018, the Board awarded Phillip A. Bosua a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants had an exercise price of $3.03 per share and expire on October 31, 2023.

On October 31, 2018, the Board awarded Ronald P Erickson a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon the Company’s successful listing of its Common Stock on NASDAQ or the New York Stock Exchange (including the NYSE American Market). The grant had an exercise price of $3.03 per share and expires on October 31, 2023.

On March 26, 2019, the Board awarded two employees stock option grants totaling 260,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grant had an exercise price of $1.50 per share and expires on March 26, 2024.

During April 2019, the Board awarded stock option grants to two employees and a consultant to acquire 185,000 shares of the Company’s common stock. The grants had an exercise price from $1.39 per share to $1.90 per share and expire during April 2024. Grants totaling 10,000 common shares vested immediately and grants totaling 50,000 vest quarterly over three years. Grants totaling 125,000 common shares vest quarterly over four years, with no vesting during the first six months.

On April 15, 2019, the Board awarded an employee was granted a stock option grant to acquire 50,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants had an exercise price of $1.50 per share and expire on April 15, 2024.

During July and August of 2019, the Board awarded stock option grants to four consultants to acquire 275,000 shares of the Company’s common stock. The grants have an exercise price from $1.34 per share to $1.40 per share and expire during July and August 2024. Grants totaling 10,000 common shares vested immediately and grants totaling 50,000 vest quarterly over three years. Grants totaling 15,000 common shares vest monthly over six months. A grant of 100,000 shares of common stock vests quarterly over four years, with no vesting during the first six months. A grants for 100,000 shares of common stock vests quarterly over four years, with no vesting during the first six months. A grant for 100,000 shares of common stock vests upon upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration

During the year ended September 30, 2019, the Board four employees a stock option grants to acquire 125,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign at a price range for $1.50 to $3.03 per share. During the year ended September 30, 2019, the Company recently decided that it would not undertake a Kickstarter campaign. Options are expected to be cancelled or have alternative Company milestones.

During the year ended September 2019, stock option grants for 520,000 shares of common stock with an exercise price ranging from $3.03 to $4.20 per share were forfeited.

The Company had the following stock option transactions during the year ended September 30, 2018:

A former employee forfeited stock option grants for 10,668 shares of common stock at $14.719 per share.

During the year ended September 30, 2018, four employee and two consultants were granted options to purchase 1,180,000 shares of common stock at an exercise price of $2.024 per share. The stock option grants vest quarterly over four years (none during the first six months) and are exercisable for 5 years. The stock option grants were valued at an average of $2.38 per share.

On July 30, 2018, Mr. Bosua was awarded a stock option grant for 1,000,000 shares of common stock that was awarded at $1.28 per share and was valued at the black scholes value of $1.22 per share.  The stock option grant vests quarterly over four years and is exercisable for 5 years.

There are currently 4,532,668 options to purchase common stock at an average exercise price of $2.025 per share outstanding as of September 30, 2019 under the 2011 Stock Incentive Plan. The Company recorded $1,141,674 and $50,899 of compensation expense, net of related tax effects, relative to stock options for the year ended September 30, 2019 and 2018 and in accordance with ASC 718. Net loss per share (basic and diluted) associated with this expense was approximately ($0.060) and ($0.010) per share, respectively. As of September 30, 2019, there is approximately $631,026, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 3.70 years. Stock option grants totaling 2,410,000 shares of common stock are performance stock option grants and are not vested until the performance is achieved.

Stock option activity for the years ended September 30, 2019 and 2018 was as follows:

	Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2017	15,404	$14.68	$226,059
Granted	2,180,000	1.683	3,668,500
Exercised	-	-	-
Forfeitures	(12,736)	14.764	(188,040)
Outstanding as of September 30, 2018	2,182,668	1.698	3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	$2.025	$9,180,369

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2019:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exercisable	Exercisable
$0.250	530,000	0.50	$0.250	165,625	$0.25
1.28-1.50	1,860,000	3.83	1.35	360,000	1.28
11.79-1.90	60,000	4.56	1.85	12,083	1.84
3.03-4.2	2,080,000	4.08	3.08	20,000	4.20
13.5-15.00	2,668	0.50	14.25	1,334	13.50
	4,532,668	3.70	$2.025	559,042	$1.122

There were stock option grants of 1,980,000 shares as of September 30, 2019 with an aggregate intrinsic value of $826,720.